Financial Risk Review (Details)	Jun. 30, 2024 USD ($)
Financial Risk Review [Line Items]
Loan credit	$ 75,000
Lisa Smith [Member]
Financial Risk Review [Line Items]
Loan credit	75,000
Lifezone Limited [Member]
Financial Risk Review [Line Items]
Loan credit	$ 75,000